Shareholder Fees - FidelityPennsylvaniaMunicipalFunds-ComboPRO	Mar. 01, 2023 USD ($)
FidelityPennsylvaniaMunicipalFunds-ComboPRO | Fidelity Pennsylvania Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none